Intangible Assets (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Intangible Assets [Line Items]
Shares acquired	$ 1,760	£ 2,235
Consideration transferred					$ 1,200	£ 1,524
Recoverable amount			$ 40,523	$ 140,290
Estimated percentage			21.00%	20.00%
Revenues and revenues terminal growth rate, description			Revenues annual growth rate is expected to gradually decrease from 35.8% in 2023 to 21.5% in 2027.
Revenues margin expected description			EBITDA margin is expected to gradually increase from negative 153.8% in 2023, to negative 47.6% in 2027.	EBITDA margin is expected to gradually increase from negative 280.7% in 2022 to 17.1% in 2030 onward, which represents the EBITDA margin assumed for the long-term. This estimation is supported by a sample of projected EBITDA margin of comparable companies, according to analyst reports.
Effective tax rate				16.00%
NanoFabrica’s Revenues [Member]
Intangible Assets [Line Items]
Revenues and revenues terminal growth rate, description				Revenues annual growth rate is expected to gradually decrease from 33.33% in 2026 to 5% in 2029. From 2030 onward, revenues are expected to increase at an annual rate of 3%, which reflects the long-term growth rate assumed.